Business And Significant Accounting Policies (Schedule Of Effect Of Retrospective Adoption On Individual Financial Statement Line Items In Consolidated Balance Sheet) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Basis Of Presentation [Line Items]
Reinsurance recoverables	$ 1,144.1	$ 1,204.6
Deferred acquisition costs, net	101.5	114.4
Deferred tax liabilities, net	18.5	2.4
Retained earnings	736.0	831.0
As Previously Reported [Member]
Basis Of Presentation [Line Items]
Reinsurance recoverables	1,143.5	1,203.9
Deferred acquisition costs, net	125.7	139.7
Deferred tax liabilities, net	26.1	10.5
Retained earnings	752.0	847.5
As Adjusted [Member]
Basis Of Presentation [Line Items]
Reinsurance recoverables	1,144.1	1,204.6
Deferred acquisition costs, net	101.5	114.4
Deferred tax liabilities, net	18.5	2.4
Retained earnings	736.0	831.0
Effect Of Change [Member]
Basis Of Presentation [Line Items]
Reinsurance recoverables	0.6	0.7
Deferred acquisition costs, net	(24.2)	(25.3)
Deferred tax liabilities, net	(7.6)	(8.1)
Retained earnings	$ (16.0)	$ (16.5)